Cover page	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Registrant Name	Cliffwater Enhanced Lending Fund
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001842754
Document Period End Date	Mar. 31, 2024